Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation Of Revenue [Line Items]
Revenues	$ 36,934	$ 54,547
Revenues from Services
Disaggregation Of Revenue [Line Items]
Revenues	17,710	27,298
Revenues from Services | Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Revenues	12,072	24,746
Revenues from Services | International Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Revenues	10,334	19,282
Revenues from Services | Local Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Revenues	1,738	5,464
Revenues from Services | PaaS and SaaS Services
Disaggregation Of Revenue [Line Items]
Revenues	5,437	2,389
Revenues from Services | Others
Disaggregation Of Revenue [Line Items]
Revenues	201	163
Sale of Products
Disaggregation Of Revenue [Line Items]
Revenues	19,224	27,249
Sale of Products | Terminals
Disaggregation Of Revenue [Line Items]
Revenues	14,451	18,083
Sale of Products | Data Related Products
Disaggregation Of Revenue [Line Items]
Revenues	2,978	8,984
Sale of Products | Others
Disaggregation Of Revenue [Line Items]
Revenues	$ 1,795	$ 182